Capital Structure and Financial Risk and Related Items - Equity and Capital Management (Details)	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 kr / shares	Dec. 31, 2020 USD ($) Vote	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Summary of the Company's share activity
Starting balance		95,074,000	94,368,000
Exercise of warrants for cash			706,000
Exercise of deferred shares, options and warrants for cash		1,414,000
Ending balance		96,488,000
Par value | kr / shares				kr 0.01
Shares issued for cash | $	$ 2,000	$ 2,000	$ 1,000
Cash and cash equivalents | $			$ 82,542,000		$ 79,087,000	$ 77,598,000	$ 109,554,000
Ordinary shares
Summary of the Company's share activity
Par value | kr / shares				kr 0.01
Number of votes per share | Vote					1